Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-6775 - PremierSolutions Cornerstone (Series II)

Supplement dated September 4, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB International Value Fund - Class A
•AB Large Cap Value Fund - Class A
•AB Sustainable International Thematic Fund - Class A
•Alger Mid Cap Growth Institutional Fund - Class I
•American Funds® American Balanced Fund® - Class R-3
•American Funds® The Bond Fund of America® - Class R-3
•BlackRock Advantage Large Cap Growth Fund - Investor A Shares
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calvert Bond Fund - Class A
•Calvert Income Fund - Class A
•ClearBridge Growth Fund - Class FI
•ClearBridge Small Cap Growth Fund - Class FI
•ClearBridge Value Fund - Class FI
•Columbia Intrinsic Value Fund - Institutional Class
•Columbia Large Cap Growth Opportunity Fund - Class A
•Columbia Select Mid Cap Value Fund - Institutional Class
•Columbia Seligman Global Technology Fund - Class A
•Davis Opportunity Fund - Class A
•Federated Hermes Fund for U.S. Government Securities - Class A
•Federated Hermes Global Allocation Fund - Class A
•Federated Hermes International Leaders Fund - Class A
•Federated Hermes Kaufmann Fund - Class R
•Federated Hermes MDT Mid Cap Growth Fund - Class A
•Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A
•Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A
•Federated Hermes Total Return Bond Fund - Class A
•Fidelity Advisor® Leveraged Company Stock Fund - Class M
•Fidelity Advisor® Stock Selector Fund - Class M
•Franklin Mutual Beacon Fund - Class A
•Franklin Small Cap Value Fund - Class A
•Franklin U.S. Government Securities Fund - Class A1
•George Putnam Balanced Fund - Class A
•Goldman Sachs Core Fixed Income Fund - Class A
•Goldman Sachs Equity Income Fund - Class A
2026-PROSUPP-23

•Goldman Sachs Income Builder Fund - Class A
•Goldman Sachs International Equity ESG Fund - Class A
•Goldman Sachs Large Cap Equity Fund - Class A (formerly Goldman Sachs Large Cap Core Fund)
•Goldman Sachs U.S. Equity Insights Fund - Class A
•Hartford Balanced HLS Fund - Class IB
•Hartford Disciplined Equity HLS Fund - Class IB
•Hartford Dividend and Growth HLS Fund - Class IB
•Hartford International Equity Fund - Class R4
•Hartford International Opportunities HLS Fund - Class IB
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderate Allocation Fund - Class R5
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R5
•Hartford Small Company HLS Fund - Class IB
•Hartford Total Return Bond HLS Fund - Class IB
•Invesco Global Core Equity Fund - Class A
•Invesco Main Street Fund® - Class A
•Invesco Quality Income Fund - Class A
•JPMorgan Core Bond Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•JPMorgan U.S. Equity Fund - Class A
•JPMorgan U.S. Government Money Market Fund - Reserve Class
•Lord Abbett Affiliated Fund - Class A
•Lord Abbett Bond-Debenture Fund - Class A
•Lord Abbett Developing Growth Fund - Class A
•Lord Abbett Dividend Growth Fund - Class A
•MFS® Growth Fund - Class R3
•Nomura Asset Strategy Fund - Class Y
•Nomura Natural Resources Fund - Class Y
•Nomura Science and Technology Fund - Class Y
•T. Rowe Price Retirement 2010 Fund - R Class
•T. Rowe Price Retirement 2015 Fund - R Class
•T. Rowe Price Retirement 2020 Fund - R Class
•T. Rowe Price Retirement 2025 Fund - R Class
•T. Rowe Price Retirement 2030 Fund - R Class
•T. Rowe Price Retirement 2035 Fund - R Class
•T. Rowe Price Retirement 2040 Fund - R Class
•T. Rowe Price Retirement 2045 Fund - R Class
•T. Rowe Price Retirement 2050 Fund - R Class
•T. Rowe Price Retirement 2055 Fund - R Class
•T. Rowe Price Retirement 2060 Fund - R Class
•T. Rowe Price Retirement 2065 Fund - R Class
•T. Rowe Price Retirement Balanced Fund - R Class
2026-PROSUPP-23

•Templeton Growth Fund, Inc. - Class A
•The Hartford Balanced Income Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R5
•The Hartford Checks and Balances Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R5
•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Equity Income Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford Inflation Plus Fund - Class R4
•The Hartford Midcap Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•The Hartford Total Return Bond Fund - Class R5
•Virtus Ceredex Small-Cap Value Equity Fund - Class A

Effective immediately, the current expense for BNY Mellon Smallcap Stock Index Fund – Investor Shares is updated to 0.50%. Accordingly, information for BNY Mellon Smallcap Stock Index Fund – Investor Shares found in the table of funds in the "Appendix A - General Account Options and Underlying Funds" section of the above-referenced product Prospectus is updated as follows (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Blend	BNY Mellon Smallcap Stock Index Fund - Investor Shares*	0.50%	5.49%	6.80%	9.28%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-23